PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
NOTE 4. - PROPERTY AND EQUIPMENT

NOTE 4. - PROPERTY AND EQUIPMENT

Property and equipment consists of:

		December 31,
	Depreciable Lives	2020	2019
Software	3 years	$72,834	$34,934
Equipment	3 to 10 years	142,129	131,719
Furniture and fixtures	5 to 7 years	17,735	17,735
		232,698	184,388
Accumulated depreciation		(184,499)	(178,473)
		$48,199	$5,915

Depreciation expense was $6,026 and $4,567 for the years ended December 31, 2020 and 2019, respectively.